                          American Century Investments
                                4500 Main Street
                             Kansas City, MO 64111

April 19, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  American Century California Tax-Free and Municipal Funds
     1933 Act File No. 2-82734
     1940 Act File No. 811-3706
     Registration No.  333-84240

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that the form of combined prospectus and proxy statement that would have been filed under paragraph (b) or (c) of Rule 497 with respect to the above-referenced issuer would not have differed from that contained in Pre-Effective Amendment No. 1, filed April 15, 2002, to the issuer's Registration Statement on Form N-14.

    If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3774.

Sincerely,

/s/Anastasia H. Enneking
Anastasia H. Enneking
Corporate Counsel